GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of Change in the Carrying Amount of Goodwill by Reporting Unit

The change in the carrying amount of goodwill by reporting unit is as follows:

	Overseas art study	Other Educational
	services	Services	Consolidate
	RMB	RMB	RMB
Balance as of December 31, 2021	176,046,647	18,708,316	194,754,963
Add: Acquisition of Youru	1,534,529	—	1,534,529
Balance as of December 31, 2022 and 2023	177,581,176	18,708,316	196,289,492

Summary of Company's Intangible Assets

The following table summarizes the Company’s intangible assets, as of December 31, 2022 and 2023.

	December 31, 2022
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	79,000,000	(26,991,667)	—	52,008,333	10
Non-compete arrangements (i)	56,000,000	(31,888,889)	—	24,111,111	6
Copyright obtained	240,000	(240,000)	—	—	1
Total intangible assets	135,240,000	(59,120,556)	—	76,119,444

	December 31, 2023
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	79,000,000	(34,891,667)	—	44,108,333	10
Non-compete arrangements (i)	56,000,000	(41,222,222)	—	14,777,778	6
Total intangible assets	135,000,000	(76,113,889)	—	58,886,111

Summary of Total Amortization Expense Recognized

Total amortization expense recognized for the years ended December 31, 2021, 2022 and 2023 is allocated to the following expense items:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	—	240,000	—
General and administrative	17,233,333	17,233,333	17,233,333
Total amortization expense	17,233,333	17,473,333	17,233,333
(ii)	Trademark and Non-compete arrangements were recorded as a result of the acquisition of Huanqiuyimeng businesses.

Schedule of Estimated Amortization Expense	As of December 31, 2023, the estimated amortization expense for the next five years is as follows:

December 31
RMB
2024	17,233,333
2025	13,344,444
2026	7,900,000
2027	7,900,000
2028	7,900,000